Other Current and Non-Current Assets - Schedule of Other Assets, Noncurrent (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current	$ 3,903,021	$ 4,304,640
Total	$ 3,903,021	$ 4,304,640